Consolidated Statements of Changes in Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Class A Ordinary Shares [Member] USD ($)	Class A Ordinary Shares [Member] CNY	Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] USD ($)	Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] CNY	Ordinary Shares, Class A Ordinary Shares and Class B Ordinary Shares [Member] Class A Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] Class A Ordinary Shares [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY
Beginning balance, Amount at Dec. 31, 2011		1,360,279				6,867			1,099,172					254,240
Beginning balance, Shares at Dec. 31, 2011						100,000,000
Net income		212,881				212,881								212,881
Other comprehensive income:
Foreign currency translation adjustments		583										583
Payments of dividends		(44,910)												(44,910)
Share-based compensation		29,142							29,142
Ending balance, Amount at Dec. 31, 2012		1,557,975				6,867			1,128,314			583		422,211
Ending balance, Shares at Dec. 31, 2012						100,000,000
Net income		456,162		142,053										456,162
Other comprehensive income:
Foreign currency translation adjustments		1,403										1,403
Payments of dividends		(220,925)												(220,925)
Issuance of Class A ordinary shares, net of offering costs, Amount				849,491			547			848,944
Repurchase and retirement of treasury stock, Amount		(457,350)				(265)			(53,853)					(403,232)
Issuance of Class A ordinary shares, net of offering costs, Shares							8,993,000
Repurchase and retirement of treasury stock, Shares						(3,856,564)
Share-based compensation		25,608							25,608
Ending balance, Amount at Dec. 31, 2013		2,212,364				7,149			1,949,013			1,986		254,216
Ending balance, Shares at Dec. 31, 2013			36,347,496	36,347,496		105,136,436
Net income	120,665	748,680	43,675	270,988										748,680
Other comprehensive income:
Foreign currency translation adjustments		3,946										3,946
Issuance of Class A ordinary shares, net of offering costs, Amount				603,980			149			603,831
Issuance of Class A ordinary shares, net of offering costs, Shares							2,424,801
Exercise and vesting of share-based awards, Amount		39,787				186			39,601
Exercise and vesting of share-based awards, Shares						3,040,926
Share-based compensation		56,666							56,666
Ending balance, Amount at Dec. 31, 2014	$ 590,758	3,665,423			$ 1,206	7,484		$ 426,959	2,649,111		$ 956	5,932	$ 161,637	1,002,896
Ending balance, Shares at Dec. 31, 2014			48,777,835	48,777,835	110,602,163